EMPLOYEE BENEFITS OBLIGATIONS - Employee Benefit Obligation (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	$ (33.0)	$ (40.8)
Employee benefit assets	(65.7)	(51.1)
Employee benefit obligations	98.7	91.9
Funded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	65.7	51.0
Funded and unfunded defined benefit pension obligations | Funded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	(476.3)	(590.7)	$ (638.7)
Funded and unfunded defined benefit pension obligations | Unfunded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	(98.7)	(91.8)	(94.9)
Fair value of plan assets | Funded plans
Disclosure of defined benefit plans [line items]
Employee benefits obligations - net	$ 542.0	$ 641.7	$ 623.9